Related party transactions	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

27.	Related party transactions
The table below sets forth the major related parties and their relationships with the Company as of March 31, 2019, 2020 and 2021:

Name of related parties	Relationship with the Company
Nanjing Xingmu	An equity investee of the Company before November 1, 2019
Nanjing Animal Pharmaceutical	An equity investee of the Company
Shanghai Yichong	An equity investee of the Company
Wuhan Chunzhijin	An equity investee of the Company
Beijing Petdog	An available-for-sale debt investee that the Company has significant influence
Yingzhi (Lisa) Tang	A senior management of the Company
Di (Jackie) Chen	A senior management of the Company
Ying (Christina) Zhang	A senior management of the Company
Fei Wang	A senior management of the Company
Yan Jiang	A senior management of the Company
Details of related party transactions and balances as of March 31, 2020 and 2021 are as follows:
The Company believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length
transactions with third party customers and suppliers.
Transactions with related parties

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Sales of goods

Beijing Petdog	—	2,316	—

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Online marketing and information services

Beijing Petdog	—	315	410

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Purchase of merchandise

Nanjing Xingmu	2,533	751	—
Nanjing Animal Pharmaceutical	—	45	250

	2,533	796	250

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Loans granted to related parties

Nanjing Animal Pharmaceutical (a)	—	1,000	500
Wuhan Chunzhijin (b)	—	—	5,690
Yan Jiang	17,848	—	200
Ying (Christina) Zhang	—	152	—
Di (Jackie) Chen	—	785	—
Fei Wang (c)	—	—	500

	17,848	1,937	6,890

In December 2019, Nanjing Xingmu entered into a twelve-month interest free loan agreement with Nanjing Agricultural Pharmaceutical for a principal amount of RMB1 million. This loan was early repaid in May 2020. In June 2020, Nanjing Xingmu entered into another twelve-month interest free loan agreement with Nanjing Agricultural Pharmaceutical for a principal amount of RMB0.5 million. As of March 31, 2021, the outstanding principal amount under this agreement was RMB0.5 million.

(a)	From April 2020 to January 2021, the Company entered into several interest free loans with Wuhan Chunzhijin for a total principal of RMB5.7 million.

(b)
In January 2021, the Company entered into a one-year loan agreement with Fei Wang, for a principal amount of RMB0.5 million, bearing an interest rate of 4% per annum. This Loan was pledged by 515,000 stock options owned by Fei Wang.

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Staff advances

Yingzhi (Lisa) Tang	—	—	10
Di (Jackie) Chen	528	6	—

	528	6	10

Advances provided to related parties

Nanjing Animal Pharmaceutical	—	—	2,073
Wuhan Chunzhijin	2,720	3,350	—

	2,720	3,350	2,073

Loans granted from related parties

Yingzhi (Lisa) Tang (a)	5,014	1,450	—
Di (Jackie) Chen (b)	—	1,250	—
Yan Jiang (c)	—	9,000	—

	5,014	11,700	—

(a) In September 2019, the Company obtained a
two-year
loan of RMB1.5 million from Yingzhi (Lisa) Tang, bearing an interest rate of 9.0% per annum. The loan was early repaid in December 2020.
In November 2018, Yingzhi (Lisa) Tang advanced RMB4 million to the Company, which was repaid by the Company in the same month.
In July 2018, the Company obtained a forty-month loan of US$0.15 million (RMB1 million) from Yingzhi (Lisa) Tang, bearing an interest rate of 6.0% per annum. The loan was early repaid in January 2021.
(b) In October 2019, Di (Jackie) Chen advanced RMB1.25 million to the Company, which was repaid by the Company in the same month.
(c) In September 2019, the Company obtained a
two-year
loan of RMB9 million from Yan Jiang, bearing an interest rate of 9.0% per annum. The loan was early repaid in December 2020.
Amounts due from related parties

	As of March 31, 2019	As of March 31, 2020	As of March 31, 2021
	RMB	RMB	RMB
Trade receivables from related parties

Beijing Petdog	—	1,564	—

Prepayments to related parties

Nanjing Animal Pharmaceutical	—	—	2,023
Nanjing Xingmu	138	—	—

	138	—	2,023

	As of March 31, 2019	As of March 31, 2020	As of March 31, 2021
	RMB	RMB	RMB

Other receivables from related parties

Wuhan Chunzhijin	3,795	2,481	7,295

Loans to related parties
Nanjing Animal Pharmaceutical	—	1,000	500
Yingzhi (Lisa) Tang	—	—	10
Yan Jiang	—	—	200
Di (Jackie) Chen (a)	—	785	785
Ying (Christina) Zhang	—	152	152
Fei Wang (b)	—	—	500

	—	1,937	2,147

(a)
In December 2019, the Company entered into a twelve-month interest free loan agreement with, Di (Jackie) Chen, for a principal amount of RMB0.7 million. In December 2020, the loan contract was renewed for another one year.

(b)
In January 2021, the Company entered into a one-year loan agreement with Fei Wang, for a principal amount of RMB0.5 million, bearing an interest rate of 4% per annum. This Loan was pledged by 515,000 stock options owned by Fei Wang.

Amounts due to related parties

	As of March 31, 2019	As of March 31, 2020	As of March 31, 2021
	RMB	RMB	RMB

Trade payables to related parties

Nanjing Animal Pharmaceutical	—	45	874

	As of March 31, 2019	As of March 31, 2020	As of March 31, 2021
	RMB	RMB	RMB

Advances from related parties

Beijing Petdog	—	—	36
Wuhan Chunzhijin	150	—	—

	150	—	36

Long-term loan from related parties

Yingzhi (Lisa) Tang (a)	1,015	2,521	—
Yan Jiang (b)	—	9,000	—

	1,015	11,521	—

(a)
In July 2018, the Company entered into a forty-month loan agreement with Yingzhi (Lisa) Tang, for a principal amount of US$0.15 million (RMB1.0 million), bearing an interest rate of 6% per annum. The loan was early repaid in January 2021.

In September 2019, the Company entered into another
two-year
loan agreement with Yingzhi (Lisa) Tang, for the principal amounts of RMB1.5 million, bearing an interest rate of 9% per annum. The loan was early repaid in December 2020.

(b)	The balance as of December 31, 2019 represented a two-year loan of RMB9 million due to Yan Jiang, bearing an interest rate of 9.0% per annum. The loan was early repaid in December 2020.